FINANCIAL INSTRUMENTS - SCHEDULE OF DERIVATIVE INSTRUMENTS IN STATEMENT OF FINANCIAL POSITION, FAIR VALUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivatives:
Gross amounts presented in the consolidated balance sheet	$ 8,194	$ 1,881
Gross amounts presented in the consolidated balance sheet	6,143	15,540
Interest Rate Swap
Derivatives:
Notional amount	1,131,746	863,184
Level 2 | Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging
Derivatives:
Interest rate swap agreements that qualify as cash flow hedges	100	1,600
Notional amount	82,500	142,500
Carrying Value | Level 1
Non-Derivatives:
Cash and cash equivalents	65,710	40,686
Restricted cash	162,415	193,273
Carrying Value | Level 1 | High-Yield Bonds
Non-Derivatives:
High-yield and 2015 Norwegian bonds	300,452	297,007
Carrying Value | Level 2
Non-Derivatives:
Short-term and long-term debt—floating	1,091,398	1,047,781
Obligations under capital leases	117,751	143,112
Carrying Value | Level 2 | Interest Rate Swap
Derivatives:
Gross amounts presented in the consolidated balance sheet	8,194	1,881
Gross amounts presented in the consolidated balance sheet	6,143	15,540
Carrying Value | Level 2 | Cross Currency Interest Rate Swap
Derivatives:
Gross amounts presented in the consolidated balance sheet	81,454	89,015
Carrying Value | Level 2 | Earn-Out Units
Derivatives:
Gross amounts presented in the consolidated balance sheet	15,000	0
Fair Value | Level 1
Non-Derivatives:
Cash and cash equivalents	65,710	40,686
Restricted cash	162,415	193,273
Fair Value | Level 1 | High-Yield Bonds
Non-Derivatives:
High-yield and 2015 Norwegian bonds	$ 293,484	$ 298,845
Derivatives:
Fair value as a percentage of face value	97.70%	100.60%
Fair Value | Level 2
Non-Derivatives:
Short-term and long-term debt—floating	$ 1,091,398	$ 1,047,781
Obligations under capital leases	117,751	143,112
Fair Value | Level 2 | Interest Rate Swap
Derivatives:
Gross amounts presented in the consolidated balance sheet	8,194	1,881
Gross amounts presented in the consolidated balance sheet	6,143	15,540
Fair Value | Level 2 | Cross Currency Interest Rate Swap
Derivatives:
Gross amounts presented in the consolidated balance sheet	81,454	89,015
Fair Value | Level 2 | Earn-Out Units
Derivatives:
Gross amounts presented in the consolidated balance sheet	$ 15,000	$ 0